Condensed financial information of the Company (Tables)	12 Months Ended
Mar. 31, 2023
Condensed financial information of the Company
Summary of condensed financial information of the Company on a parent company only basis

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of March 31,
	2023	2022
ASSETS
Current assets:
Cash and cash equivalents	$1,198,204	$2,622,624
Deferred expenses	46,500	48,624
Prepayment and other current assets	—	148,355
Amounts due from subsidiaries and VIE	3,766,314	—
Investment in subsidiaries and VIE	22,721,204	48,796,630
TOTAL ASSETS	$27,732,222	$51,616,233
LIABILITIES
Current liabilities:
Amounts due to related parties	2,107	2,443
Amounts due to subsidiaries and VIE	—	967,522
Other payables	775,873	382,983
TOTAL LIABILITIES	$777,980	$1,352,948

SHAREHOLDERS’ EQUITY:
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 14,900,000 shares issued and outstanding as of March 31, 2023 and 2022, respectively	2,980	2,980
Additional paid-in capital	19,055,407	18,055,407
Statutory reserve	745,590	745,590
Accumulated Profits	8,111,900	29,018,885
Accumulated other comprehensive income/(loss)	(961,635)	2,440,423
TOTAL SHAREHOLDERS’ EQUITY	$26,954,242	$50,263,285

Condensed statements of income

	For the years ended March 31,
	2023	2022	2021
General and administrative expenses	$(2,226,956)	$(2,790,459)	$(2,493,845)
Investment loss, net	—	—	(2,436,809)
Share of profit in subsidiaries and VIE	(18,678,368)	1,476,806	8,428,844
Others, net	(1,661)	(86,639)	(185)
Income before income tax provision	(20,906,985)	(1,400,292)	3,498,005
Provision for income tax	—	—	—
Net profit	$(20,906,985)	$(1,400,292)	$3,498,005

Condensed cash flow

	For the year ended March 31,
	2023	2022	2021
Net cash used in operating activities	$(1,779,420)	$(3,157,114)	$(2,506,846)
Net cash generated from (used in) investing activities	(645,000)	3,043,030	(8,000,000)
Net cash generated from financing activities	1,000,000	—	13,243,554
Net cash inflow(outflow)	$(1,424,420)	$(114,084)	$2,736,708

Condensed statements of comprehensive income

	For the years ended March 31,
	2023	2022	2021
Net income (loss)	$(20,906,985)	$(1,400,292)	$3,498,005
Other comprehensive income (loss)	(3,402,058)	1,458,405	2,388,306
Comprehensive income (loss)	$(24,309,043)	$58,113	$5,886,311